UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

BearlyBullish Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.6%
	BASIC MATERIALS – 1.6%
10,920	CF Industries Holdings, Inc.	$445,645

	COMMUNICATIONS – 11.9%
10,000	Alibaba Group Holding Ltd. - ADR*1	812,700
1,298	Alphabet Inc. - Class A*	1,009,857
1,500	Amazon.com, Inc.*	1,013,835
4,000	Expedia, Inc.	497,200
		3,333,592
	CONSUMER, CYCLICAL – 15.4%
1,000	Chipotle Mexican Grill, Inc.*	479,850
14,398	Leggett & Platt, Inc.	605,004
4,061	Mohawk Industries, Inc.*	769,113
13,665	Newell Rubbermaid, Inc.	602,353
8,000	Under Armour, Inc. - Class A*	644,880
10,000	VF Corp.	622,500
10,000	Williams-Sonoma, Inc.	584,100
		4,307,800
	CONSUMER, NON-CYCLICAL – 12.8%
5,750	Anthem, Inc.	801,780
9,221	Eli Lilly & Co.	776,961
7,730	Estee Lauder Cos., Inc. - Class A	680,704
20,000	Intrexon Corp.*	603,000
10,826	Quintiles Transnational Holdings, Inc.*	743,313
		3,605,758
	ENERGY – 7.5%
5,770	Chevron Corp.	519,069
7,304	EOG Resources, Inc.	517,050
15,480	Newfield Exploration Co.*	504,029
8,289	Schlumberger Ltd.[1]	578,158
		2,118,306
	FINANCIAL – 29.0%
15,606	American International Group, Inc.	967,104
50,000	Bank of America Corp.	841,500
18,045	Charles Schwab Corp.	594,222
12,689	Citigroup, Inc.	656,656
11,575	Cullen/Frost Bankers, Inc.	694,500
3,529	Goldman Sachs Group, Inc.	636,031
12,370	JPMorgan Chase & Co.	816,791
7,645	MasterCard, Inc. - Class A	744,317
21,585	Synchrony Financial*	656,400
7,500	Travelers Cos., Inc.	846,450

BearlyBullish Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
12,269	Wells Fargo & Co.	$666,943
		8,120,914
	INDUSTRIAL – 13.7%
3,685	FedEx Corp.	549,028
13,938	Fortune Brands Home & Security, Inc.	773,559
20,000	General Electric Co.	623,000
6,519	Honeywell International, Inc.	675,173
4,238	Martin Marietta Materials, Inc.	578,826
15,266	Textron, Inc.	641,325
		3,840,911
	TECHNOLOGY – 6.7%
6,710	Apple, Inc.	706,294
6,495	Fiserv, Inc.*	594,033
10,715	Microsoft Corp.	594,468
		1,894,795
	TOTAL COMMON STOCKS (Cost $24,320,697)	27,667,721

	SHORT-TERM INVESTMENTS – 1.5%
407,351	Fidelity Institutional Money Market Fund, 0.28%[2]	407,351

	TOTAL SHORT-TERM INVESTMENTS (Cost $407,351)	407,351

	TOTAL INVESTMENTS – 100.1% (Cost $24,728,048)	28,075,072
	Liabilities in Excess of Other Assets – (0.1)%	(40,328)

	TOTAL NET ASSETS – 100.0%	$28,034,744

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

BearlyBullish Fund
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

Note 1 – Organization
BearlyBullish Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to achieve long-term capital appreciation. The Fund is authorized to issue two classes of shares: Investor Class and Institutional Class. The Fund’s Investor Class commenced investment operations on June 15, 2011. As of December 31, 2015, the Fund’s Institutional Class is not available for investment.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Note 3 – Federal Income Tax Information
At December 31, 2015, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

BearlyBullish Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2015 (Unaudited)

Cost of investments	$24,757,793

Gross unrealized appreciation	$4,483,179
Gross unrealized depreciation	(1,165,900)
Net unrealized appreciation on investments	$3,317,279

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2015, in valuing the Fund’s assets carried at fair value:

BearlyBullish Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2015 (Unaudited)

	Level 1	Level 2**	Level 3**	Total
Investments, at Value:
Common Stocks*	$27,667,721	$-	$-	$27,667,721
Short-Term Investments	407,351			407,351
Total Investments, at Value	$28,075,072	$-	$-	$28,075,072

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	2/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	2/29/16

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	2/29/16